REVENUE - Remaining Performance Obligations (Details) - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Remaining performance obligations	$ 172,429	$ 148,921
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2021-01-01
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Period expected to be recognized as revenue		1 year
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2022-01-01
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Period expected to be recognized as revenue		3 years
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2026-01-01
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Period expected to be recognized as revenue		5 years
Service revenue
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Remaining performance obligations	$ 114,440	$ 107,909
Percent Expected to be Recognized as Revenue	39.00%
Service revenue | Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2021-01-01
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Percent Expected to be Recognized as Revenue		13.00%
Service revenue | Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2021-04-01
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Percent Expected to be Recognized as Revenue	13.00%
Service revenue | Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2021-04-01 | Maximum
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Period expected to be recognized as revenue	1 year
Service revenue | Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2022-01-01
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Percent Expected to be Recognized as Revenue		50.00%
Service revenue | Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2022-04-01
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Percent Expected to be Recognized as Revenue	48.00%
Service revenue | Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2022-04-01 | Minimum
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Period expected to be recognized as revenue	2 years
Service revenue | Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2026-01-01
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Percent Expected to be Recognized as Revenue		37.00%
Hardware
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Remaining performance obligations	$ 57,989
Percent Expected to be Recognized as Revenue	0.00%
Hardware | Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2021-04-01
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Percent Expected to be Recognized as Revenue	100.00%
Hardware | Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2022-04-01
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Percent Expected to be Recognized as Revenue	0.00%